UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  May 10, 2011
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:39 Data Records

Form 13F Information Table Value Total:$266,908
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$152
4,785
SH

DEFINED

0
4,785
0
American Express
Common
009988572
$9,802
216,860
SH

SOLE
NONE
216,860
0
0
American Express
Common
009988572
$3,311
73,245
SH

DEFINED

0
73,245
0
Anixter International Inc.
Common
001144693
$9,181
131,360
SH

SOLE
NONE
131,360
0
0
Anixter International Inc.
Common
001144693
$3,188
45,610
SH

DEFINED

0
45,610
0
Bunge Limited
Common
013317810
$11,380
157,330
SH

SOLE
NONE
157,330
0
0
Bunge Limited
Common
013317810
$3,841
53,110
SH

DEFINED

0
53,110
0
Coach, Inc.
Common
011894461
$11,087
213,055
SH

SOLE
NONE
213,055
0
0
Coach, Inc.
Common
011894461
$4,126
79,290
SH

DEFINED

0
79,290
0
Danaher Corp
Common
009962131
$12,037
231,930
SH

SOLE
NONE
231,930
0
0
Danaher Corp
Common
009962131
$3,610
69,555
SH

DEFINED

0
69,555
0
Dover Corp
Common
009974121
$9,566
145,520
SH

SOLE
NONE
145,520
0
0
Dover Corp
Common
009974121
$2,993
45,530
SH

DEFINED

0
45,530
0
Fiserv Inc
Common
010808065
$10,933
174,310
SH

SOLE
NONE
174,310
0
0
Fiserv Inc
Common
010808065
$3,551
56,610
SH

DEFINED

0
56,610
0
Honeywell International Inc
Common
010534801
$11,690
195,785
SH

SOLE
NONE
195,785
0
0
Honeywell International Inc
Common
010534801
$3,739
62,625
SH

DEFINED

0
62,625
0
Insituform Technologies A
Common
010065810
$9,893
369,840
SH

SOLE
NONE
369,840
0
0
Insituform Technologies A
Common
010065810
$3,121
116,685
SH

DEFINED

0
116,685
0
JP Morgan Chase & Co.
Common
012271654
$8,143
176,640
SH

SOLE
NONE
176,640
0
0
JP Morgan Chase & Co.
Common
012271654
$2,876
62,390
SH

DEFINED

0
6,290
0
Jacobs Engineering Group Inc.
Common
011768741
$2,921
56,795
SH

SOLE
NONE
56,795
0
0
Jacobs Engineering Group Inc.
Common
011768741
$434
8,430
SH

DEFINED

0
8,430
0
Johnson & Johnson
Common
009722513
$9,315
157,210
SH

SOLE
NONE
157,210
0
0
Johnson & Johnson
Common
009722513
$3,335
56,290
SH

DEFINED

0
56,290
0
PerkinElmer Inc
Common
010702658
$8,947
340,580
SH

SOLE
NONE
340,580
0
0
PerkinElmer Inc
Common
010702658
$3,024
115,100
SH

DEFINED

0
115,100
0
Praxair Inc.
Common
009967419
$13,634
134,195
SH

SOLE
NONE
134,195
0
0
Praxair Inc.
Common
009967419
$4,547
44,757
SH

DEFINED

0
44,757
0
Resmed
Common
011540066
$11,841
394,690
SH

SOLE
NONE
394,690
0
0
Resmed
Common
011540066
$3,963
132,110
SH

DEFINED

0
132,110
0
Thermo Fisher Scientific
Common
009729917
$12,900
232,225
SH

SOLE
NONE
232,225
0
0
Thermo Fisher Scientific
Common
009729917
$3,685
66,330
SH

DEFINED

0
66,330
0
TJX Companies
Common
009961968
$16,131
324,375
SH

SOLE
NONE
324,375
0
0
TJX Companies
Common
009961968
$5,490
110,390
SH

DEFINED

0
110,390
0
Wabtec Corp
Common
011540104
$12,195
179,785
SH

SOLE
NONE
179,785
0
0
Wabtec Corp
Common
011540104
$3,913
57,685
SH

DEFINED

0
57,685
0
Yum! Brands Inc.
Common
014856862
$10,493
204,225
SH

SOLE
NONE
204,255
0
0
Yum! Brands Inc.
Common
014856862
$1,920
37,360
SH

DEFINED

0
37,360
0
S REPORT SUMMARY
39 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED